Financial instruments and risk management - Summary of changes in fair value of Level 3 financial assets and financial liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial Instruments [Line Items]
– Consolidated sales revenue	$ (40,030)	$ (33,781)	$ (34,829)
– Net operating costs	26,983	26,799	27,919
Level 3 [member]
Disclosure Of Financial Instruments [Line Items]
Financial assets and liabilities at beginning balance	479	456
Currency translation adjustments	8	(2)
– Consolidated sales revenue	1	1
– Net operating costs	(5)	(28)
- Consolidated sales revenue	17
– Net operating costs	(508)	11
Additions		43
Impairment		(2)
Disposals/maturity of financial instruments	(5)
Transfers	6
Financial assets and liabilities at ending balance	(7)	479	$ 456
Total (losses)/gains for the year included in the income statement for assets and liabilities held at year end	$ (491)	$ 11